Putnam Sustainable Leaders ETF
The fund's portfolio
11/30/21 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value
Banks (4.1%)
Bank of America Corp.	3,933	$174,901
First Republic Bank	657	137,747

		312,648
Beverages (0.1%)
Zevia PBC Class A(NON)	751	5,745

		5,745
Biotechnology (3.1%)
Amgen, Inc.	425	84,524
Ginkgo Bioworks Holdings, Inc.(NON)	6,858	81,404
Regeneron Pharmaceuticals, Inc.(NON)	102	64,926

		230,854
Building products (1.8%)
Johnson Controls International PLC	1,864	139,353

		139,353
Capital markets (3.4%)
BlackRock, Inc.	156	141,119
KKR & Co., Inc.	1,509	112,345

		253,464
Chemicals (2.5%)
Ecolab, Inc.	351	77,736
Linde PLC	344	109,440

		187,176
Commercial services and supplies (1.0%)
GFL Environmental, Inc. (Canada)	1,869	72,143

		72,143
Containers and packaging (2.2%)
Avery Dennison Corp.	526	107,867
Ball Corp.	588	54,949

		162,816
Electric utilities (1.5%)
NextEra Energy, Inc.	1,297	112,554

		112,554
Entertainment (1.7%)
Walt Disney Co. (The)(NON)	884	128,092

		128,092
Equity real estate investment trusts (REITs) (1.9%)
American Tower Corp.(R)	302	79,269
Boston Properties, Inc.(R)	616	66,429

		145,698
Food and staples retail (1.7%)
Walmart, Inc.	934	131,348

		131,348
Food products (0.8%)
McCormick & Co., Inc. (non-voting shares)	695	59,645

		59,645
Health-care equipment and supplies (2.7%)
Cooper Cos., Inc. (The)	272	102,400
Medtronic PLC	933	99,551

		201,951
Health-care providers and services (1.7%)
CVS Health Corp.	1,430	127,356

		127,356
Hotels, restaurants, and leisure (4.1%)
Chipotle Mexican Grill, Inc.(NON)	68	111,752
Hilton Worldwide Holdings, Inc.(NON)	938	126,696
Vail Resorts, Inc.	202	67,005

		305,453
Independent power and renewable electricity producers (1.3%)
AES Corp. (The)	4,201	98,219

		98,219
Industrial conglomerates (2.7%)
Honeywell International, Inc.	518	104,760
Roper Technologies, Inc.	216	100,256

		205,016
Insurance (1.1%)
Prudential PLC ADR (United Kingdom)	2,545	85,996

		85,996
Interactive media and services (0.4%)
Bumble, Inc. Class A(NON)	839	28,744

		28,744
Internet and direct marketing retail (6.2%)
Amazon.com, Inc.(NON)	114	399,806
Etsy, Inc.(NON)	237	65,075

		464,881
IT Services (4.5%)
Fidelity National Information Services, Inc.	808	84,436
PayPal Holdings, Inc.(NON)	222	41,046
Shopify, Inc. Class A (Canada)(NON)	47	71,524
Visa, Inc. Class A	727	140,871

		337,877
Life sciences tools and services (4.5%)
Danaher Corp.	557	179,153
Thermo Fisher Scientific, Inc.	251	158,840

		337,993
Machinery (1.9%)
Deere & Co.	219	75,673
Ingersoll Rand, Inc.(NON)	1,161	67,733

		143,406
Multi-utilities (0.7%)
Ameren Corp.	643	52,462

		52,462
Multiline retail (1.8%)
Target Corp.	568	138,501

		138,501
Personal products (1.3%)
Unilever PLC ADR (United Kingdom)	1,868	94,988

		94,988
Pharmaceuticals (3.0%)
Eli Lilly and Co.	609	151,056
Merck & Co., Inc.	1,038	77,757

		228,813
Road and rail (1.3%)
Union Pacific Corp.	424	99,911

		99,911
Semiconductors and semiconductor equipment (6.2%)
Applied Materials, Inc.	580	85,370
ASML Holding NV (NY Reg Shares) (Netherlands)	130	102,896
NVIDIA Corp.	558	182,332
Texas Instruments, Inc.	507	97,532

		468,130
Software (16.2%)
Adobe, Inc.(NON)	355	237,797
DocuSign, Inc.(NON)	338	83,270
Intuit, Inc.	148	96,540
Microsoft Corp.	1,969	650,932
Salesforce.com, Inc.(NON)	535	152,454

		1,220,993
Specialty retail (1.7%)
Home Depot, Inc. (The)	328	131,400

		131,400
Technology hardware, storage, and peripherals (8.1%)
Apple, Inc.	3,695	610,784

		610,784
Textiles, apparel, and luxury goods (0.7%)
Levi Strauss & Co. Class A	2,189	55,973

		55,973

Total common stocks (cost $6,883,069)		$7,380,383

SHORT-TERM INVESTMENTS (2.1%)(a)
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Investor Class 0.01%	154,826	$154,826

Total Short-term investments (cost $154,826)		$154,826
TOTAL INVESTMENTS

Total investments (cost $7,037,895)		$7,535,209

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2021 through November 30, 2021 (the reporting period). Within the following notes to the portfolio, refrences to "ETF" represent Exchange Traded Fund, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $7,537,142.
(NON)	This security is non-income-producing.
(R)	Real Estate Investment Trust.
For investments in State Street Institutional U.S. Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$156,836	$—	$—
Consumer discretionary	1,096,208	—	—
Consumer staples	291,726	—	—
Financials	652,108	—	—
Health care	1,126,967	—	—
Industrials	659,829	—	—
Information technology	2,637,784	—	—
Materials	349,992	—	—
Real estate	145,698	—	—
Utilities	263,235	—	—

Total common stocks	7,380,383	—	—
Short-term investments	154,826	—	—

Totals by level	$7,535,209	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com